Schedule I - Condensed Financial Information of Parent (Exelon Corporate) - Basis of Presentation - Narrative (Details) - Corporate, Non-Segment [Member]	12 Months Ended
Dec. 31, 2021
Exelon significant subsidiaries
Schedule of Equity Method Investments [Line Items]
Percentage ownership of consolidated subsidiaries	100.00%
Commonwealth Edison Co [Member]
Schedule of Equity Method Investments [Line Items]
Percentage ownership of consolidated subsidiaries	99.00%